IPS Strategic Capital Absolute Return Fund
		Schedule of Investments
		November 30, 2024 (Unaudited)
Shares/Principal Amount				Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity Funds
1	SPDR S&P 500 ETF Trust			$ 603	0.00%

Fixed Income
305,000	Invesco BulletShares 2024 Corporate Bond ETF +			6,444,650
324,753	Invesco BulletShares 2025 High Yield Corporate Bond ETF +			7,505,042
				13,949,692

Total for Exchange Traded Funds (Cost $13,890,547)				13,950,295	25.30%

U.S. TREASURY BILLS
$ 2,070,000	4.07%, due 12/26/2024 ** *** +			2,063,728
1,540,000	4.27%, due 01/23/2025 ** *** +			1,530,149
Total for Government Securities (Cost $3,591,025)				3,593,877	6.52%

MONEY MARKET FUNDS
604,925	Federated Hermes Government Obligations Fund - Institutional
	Class 4.50% ****			604,925	1.10%
Total for Money Market Funds (Cost $604,925)

CALL/PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets

Call Options Purchased
CBOE S&P 500 Index *
December 6, 2024 Calls @ $5,895		13	$ 7,663,500	$ 192,985
December 6, 2024 Calls @ $5,980		22	13,156,000	158,730
December 20, 2024 Calls @ $4,000		64	25,600,000	13,085,120
December 20, 2024 Calls @ $5,250		61	32,025,000	4,892,505
January 17, 2025 Calls @ $4,000		68	27,200,000	14,038,940
February 21, 2025 Calls @ $4,000		16	6,400,000	3,329,040
March 21, 2025 Calls @ $4,000		44	17,600,000	9,212,500
April 17, 2025 Calls @ $5,000		14	7,000,000	1,603,770
May 16, 2025 Calls @ $5,000		20	10,000,000	2,334,300
June 20, 2025 Calls @ $5,000		55	27,500,000	6,560,675

Total for Call Options Purchased (Premiums Paid - $34,331,145)			174,144,500	55,408,565

Put Options Purchased
CBOE S&P 500 Index *
December 20, 2024 Puts @ $5,000		64	$ 32,000,000	$ 13,440
December 20, 2024 Puts @ $5,855		17	9,953,500	27,710
January 17, 2025 Puts @ $5,000		68	34,000,000	42,840
January 17, 2025 Puts @ $6,020		12	7,224,000	86,280
February 21, 2025 Puts @ $5,000		16	8,000,000	21,600
March 21, 2025 Puts @ $5,000		44	22,000,000	91,520
April 17, 2025 Puts @ $6,000		14	8,400,000	191,940
May 16, 2025 Puts @ $6,000		20	12,000,000	309,800
June 20, 2025 Puts @ $6,000		55	33,000,000	958,925

Total for Put Options Purchased (Premiums Paid - $7,379,615)			166,577,500	1,744,055

Total Options Purchased (Premiums Paid - $41,710,760)			$ 340,722,000	57,152,620	103.65%

Total Investment Securities (Cost - $59,797,257)				75,301,716	136.57%

	Liabilities in Excess of Other Assets			(20,161,767)	-36.57%

	Net Assets			$ 55,139,949	100.00%

IPS Strategic Capital Absolute Return Fund
		Schedule of Options Written
		November 30, 2024 (Unaudited)
CALL/PUT OPTIONS WRITTEN			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value

Call Options Written
CBOE S&P 500 Index *
December 20, 2024 Calls @ $5,000		64	$ 32,000,000	$ 6,723,200
January 17, 2025 Calls @ $5,000		68	34,000,000	7,318,500
February 21, 2025 Calls @ $5,000		16	8,000,000	1,761,840
March 21, 2025 Calls @ $5,000		44	22,000,000	4,940,540
April 17, 2025 Calls @ $6,000		14	8,400,000	383,670
May 16, 2025 Calls @ $6,000		20	12,000,000	618,600
June 20, 2025 Calls @ $6,000		55	33,000,000	1,920,600

Total for Call Options Written (Premiums Received - $9,655,617)			149,400,000	23,666,950

Put Options Written
CBOE S&P 500 Index *
November 29, 2024 Puts @ $5,250		5	2,625,000	25
November 29, 2024 Puts @ $5,725		20	11,450,000	100
December 20, 2024 Puts @ $4,000		64	25,600,000	2,720
December 20, 2024 Puts @ $5,200		56	29,120,000	15,820
December 20, 2024 Puts @ $5,575		30	16,725,000	15,900
January 17, 2025 Puts @ $4,000		68	27,200,000	12,920
January 17, 2025 Puts @ $5,390		44	23,716,000	49,060
February 21, 2025 Puts @ $4,000		16	6,400,000	7,120
March 21, 2025 Puts @ $4,000		44	17,600,000	30,140
April 17, 2025 Puts @ $5,000		14	7,000,000	38,710
May 16, 2025 Puts @ $5,000		20	10,000,000	70,500
June 20, 2025 Puts @ $5,000		55	27,500,000	245,575

Total for Put Options Written (Premiums Received - $2,096,152)			204,936,000	488,590

Total Options (Premiums Received - $11,751,769)			$ 354,336,000	$ 24,155,540

* Non-Income Producing Securities.
** Zero coupon bond. Coupon rate disclosed represents yield at November 30, 2024.
*** Level 2 Security.
**** The rate shown represents the 7-day yield at November 30, 2024.
+ Portion or all of the security is pledged as collateral for options written.